Consolidated Statements of Changes In Shareholders' Equity (Deficiency) - CAD ($) $ in Thousands	Retained earnings attributable to accumulated losses [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Issued capital [member]	Reserve of equity component of convertible instruments [member]	Share premium [member]	Non-controlling interests [member]	Ordinary shares [member]	Preference shares [member]	Total
Balance at Mar. 31, 2016	$ (186,841)	$ (1,672,720)		$ 69,786	$ 1,069,434			$ 25,795	$ 43,459		$ 1,069,434
Statement Line Items [Line Items]
PROFIT FOR THE YEAR	446,412									24,471			$ 470,883
Balance at Mar. 31, 2017	259,571	(1,749,471)	$ (1,489,900)	70,361	1,070,076	128,363	$ 1,198,439	13,508	58,266		1,070,076	128,363	(149,326)
Statement Line Items [Line Items]
Dividends declared and paid		(76,751)
Other comprehensive income				575
Share-based units exercised					7,191				(7,191)		7,191
Acquisition of subsidiary
Repurchase and cancellation of shares					(6,549)						(6,549)
Shares issued						132,973						132,973
Shares issuance costs						(4,610)						(4,610)
Add:Issuance of convertible debentures								5,899
Less: Redemption of convertible debentures								(18,186)	18,328				12,776
Add: Share-based compensation expense									6,076
Non-cash deferred share grant distributions									40
Less: Purchase of non-controlling interest
Share-based compensation adjustment									(2,446)
Distributions to non-controlling shareholders										(24,471)
Foreign exchange impact on non-controlling interest
PROFIT FOR THE YEAR	509,276									9,298			518,574
Balance at Mar. 31, 2018	$ 768,847	(1,835,778)	$ (1,066,931)	91,934	1,079,055	136,771	$ 1,215,826	13,029	(22,693)	(422)	1,079,055	136,771	230,743
Statement Line Items [Line Items]
Dividends declared and paid		$ (86,307)
Other comprehensive income				$ 21,573
Share-based units exercised					11,954				(11,954)		11,954
Acquisition of subsidiary					8,966						8,966
Repurchase and cancellation of shares					$ (11,941)						$ (11,941)
Shares issued						9,260						9,260
Shares issuance costs						$ (852)						$ (852)
Add:Issuance of convertible debentures								7,130
Less: Redemption of convertible debentures								$ (7,609)	7,126				$ 22,407
Add: Share-based compensation expense									18,353
Non-cash deferred share grant distributions									45
Less: Purchase of non-controlling interest									(89,010)
Share-based compensation adjustment									$ (5,519)
Distributions to non-controlling shareholders										(9,603)
Foreign exchange impact on non-controlling interest										$ (117)